Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2011
Deferred Acquisition Costs

Note 5—Deferred Acquisition Costs

An analysis of deferred acquisition costs is as follows:

	2011	2010	2009
Balance at beginning of year	$2,869,546	$2,810,507	$2,753,395
Additions:
Deferred during period:
Commissions	283,961	291,562	303,791
Other expenses	157,864	149,351	161,409

Total deferred	441,825	440,913	465,200
Foreign exchange adjustment	0	5,055	10,663

Total additions	441,825	445,968	475,863

Deductions:
Amortized during period	(364,583)	(362,390)	(355,986)
Foreign exchange adjustment	(1,765)	0	0
Adjustment attributable to unrealized investment gains(1)	(28,291)	(24,539)	(62,765)

Total deductions	(394,639)	(386,929)	(418,751)

Balance at end of year	$2,916,732	$2,869,546	$2,810,507

(1)	Represents amounts pertaining to investments relating to universal life-type products.

In the event of lapses or early withdrawals in excess of those assumed, deferred acquisition costs may not be recoverable.